Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current tax expense
Current period	$ (2,344)	$ (873)	$ (134)
Current tax expense	(2,344)	(873)	(134)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	9,148	(3,880)	3,484
Change in unrecognised temporary differences	4	(7,131)	(8,219)
Utilization of previously unrecognised tax losses	533	12,860	6,934
Recognition of previously unrecognized tax losses	118,253	601,200
Utilization/(reversal) of previously recognized tax losses	(1,789)		(958)
Deferred tax benefit (refer note 20)	126,149	1,849	1,241
Total	$ 123,805	$ 976	$ 1,107